SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A as filed with the SEC on May 27, 2021. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for period ended December 31, 2021 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At March 31, 2021 and December 31, 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills. The Company accounts for its securities held in the trust account in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 320 “Debt and Equity Securities.” These securities are classified as trading securities with unrealized gains/losses recognized through income.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the warrants issued in the IPO has been estimated using a Monte Carlo simulation methodology as of the date of the IPO and such warrants’ quoted market price as of December 31, 2020 and March 31, 2021. The private placement warrants were valued using a Monte Carlo simulation methodology.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income Per Common Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 24,666,666 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Class A common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable Class A shares as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on Class A non-redeemable share’s proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Three Months ended March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$72,209
Unrealized gain on marketable securities held in Trust Account	878
Less: Company’s portion available to pay taxes	(42,400)

Net Income allocable to shares subject to redemption	$30,687

Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	46,000,000

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net income minus Net Earnings
Net income	$13,637,202
Less: Net income allocable to Class A common stock subject to possible redemption	(30,687)

Non-Redeemable Net Income	$13,606,515

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,500,000

Basic and diluted net income per share	$1.18

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the condensed balance sheets, primarily due to their short-term nature.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Marketable Securities Held in Trust Account

At December 31, 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills. The Company accounts for its securities held in the trust account in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 320 “Debt and Equity Securities.” These securities are classified as trading securities with unrealized gains/losses recognized through income.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the warrants issued in the IPO has been estimated using a Monte Carlo simulation methodology as of the date of the IPO and such warrants’ quoted market price as of December 31, 2020. The private placement warrants were valued using a Monte Carlo simulation methodology (see Note 9).

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheet.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A—Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $25,777,859 as a result of the Initial Public Offering (consisting of $9,200,000 of underwriting fees, $16,100,000 of deferred underwriting fees and $477,859 of other offering costs). The Company recorded $24,762,064 of offering costs as a reduction of equity in connection with the shares of Class A common Stock included in the Units. The Company immediately expensed $1,015,795 of offering costs in connection with the Public Warrants and Private Placement Warrants that were classified as liabilities.

Net Income (Loss) Per Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 24,666,666 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Class A common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable Class A shares as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on Class A non-redeemable share’s proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period from July 8, 2020 (Inception) through December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$73,770
Unrealized gain on marketable securities held in Trust Account	6,617
Less: Company’s portion available to pay taxes	(79,207)

Net Income allocable to shares subject to redemption	$1,180

Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	41,438,497

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(38,913,797)
Less: Net income allocable to Class A common stock subject to possible redemption	(1,180)

Non-Redeemable Net Loss	$(38,914,977)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	13,388,418

Basic and diluted net loss per share	$(2.91)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the consolidated balance sheet, primarily due to their short-term nature.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

LCP Edge Intermediate, Inc. [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – Summary of Significant Accounting Policies

Use of estimates and assumptions in preparing consolidated financial statements – In preparing its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, HydraFacial makes assumptions, estimates, and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of net sales and expenses during the reported periods. On an ongoing basis, HydraFacial evaluates its estimates, including, among others, those related to revenue related reserves, allowance for doubtful accounts, the realizability of inventory, fair value measurements including common stock valuations, useful lives of property and equipment, goodwill and finite-lived intangible assets, accounting for income taxes, stock-based compensation expense and commitments and contingencies. HydraFacial’s estimates are based on historical experience and on its future expectations that are believed to be reasonable. The combination of these factors forms the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from its current estimates and those differences may be material.

Recently issued accounting pronouncements

With the Business Combination consummated, HydraFacial expects to be an “emerging growth company.” The Jumpstart Our Business Startups Act, or the JOBS Act, allows HydraFacial to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. HydraFacial has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, HydraFacial’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

Recently Adopted Accounting Pronouncements

Income Taxes. In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). The amendments in this ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. HydraFacial adopted ASU 2019-12 on January 1, 2021, which did not have a material impact on its Condensed Consolidated Financial Statements.

Accounting Pronouncements Not Yet Adopted

Leases. In February 2016, FASB issued ASU 2016–02, Leases (Topic 842): Lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. For non-public entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. In October 2019, the FASB issued ASU 2019-10, Lease (Topic 842): Effective Dates, which defers the effective date of ASU 2016-02 for companies that are not public business entities. For calendar-year end companies that are eligible for the deferral, the effective date is January 1, 2022.

Early adoption is permitted, however, HydraFacial will elect to defer adoption until January 1, 2022, once it indicates its emerging growth company status. HydraFacial is evaluating the impact of the amended lease guidance on HydraFacial’s consolidated financial statements.

Note 2 – Summary of Significant Accounting Policies

Basis of presentation and consolidation – The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements are presented on a consolidated basis and include the operations of HydraFacial and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions in preparing consolidated financial statements – In preparing its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, HydraFacial makes assumptions, estimates, and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of net sales and expenses during the reported periods. On an ongoing basis, HydraFacial evaluates its estimates, including, among others, those related to revenue related reserves, allowance for doubtful accounts, the realizability of inventory, fair value measurements including common stock valuations, useful lives of property and equipment, goodwill and finite-lived intangible assets, accounting for income taxes, stock-based compensation expense and commitments and contingencies. HydraFacial’s estimates are based on historical experience and on its future expectations that are believed to be reasonable. The combination of these factors forms the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from its current estimates and those differences may be material.

Cash and cash equivalents – For purposes of the statement of cash flows, HydraFacial considers all highly liquid investments, with an original maturity of three months or less when purchased, to be cash equivalents.

Accounts receivable – Receivables are reported at estimated net realizable values. Accordingly, HydraFacial estimates allowances for doubtful accounts. The allowance for doubtful accounts is estimated by reviewing delinquency status determined by classifying or aging individual invoices in terms of the length of the period past due, analyzing historical account write-off rates relative to receivable balances, based on economic conditions and based on the credit worthiness of individuals. Receivables are written off when determined to be uncollectible. The majority of HydraFacial’s customers are located in the United States and concentration risk in accounts receivable is limited due to the large number of customers comprising HydraFacial’s customer base. The following table presents the change in the allowance for doubtful accounts (in thousands):

	2020	2019
Allowance for doubtful accounts, beginning balance	$732	$188
Provision for doubtful account	1,442	659
Amounts written off	(142)	(115)

Allowance for doubtful accounts, ending balance	$2,032	$732

Inventories – Inventories are stated at the lower of cost (determined by the first-in, first-out method) or net realizable value. Obsolete inventory or inventory in excess of management’s estimated usage is written-down to its estimated market value less costs to sell, if less than its cost. There were no material write-downs of inventory for each of the three years in the period ended December 31, 2020. Inherent in the estimates of market value are management’s estimates related to economic trends, future demand for products, and technological obsolescence of HydraFacial’s products

Property and equipment – Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the terms of the leases or their estimated useful lives. Expenditures for repairs and maintenance are charged to expense as incurred.

Capitalized software – HydraFacial capitalizes certain qualified costs incurred in connection with the development of internal-use software. HydraFacial evaluates the costs incurred during the application development stage of internal use software and website development to determine whether the costs meet the criteria for capitalization. Costs related to preliminary project activities and post implementation activities including maintenance are expensed as incurred. Capitalized software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years.

Impairment of long-lived assets – HydraFacial periodically evaluates whether changes have occurred that would require revision of the remaining estimated useful life of the property, improvements, and other long-lived assets or render them not recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. An impairment loss for the amount by which the carrying amount of the assets exceeds its fair value would be recognized if the sum of the undiscounted future cash flows is less than the carrying amount of an asset. There were no such losses for each of the three years in the period ended December 31, 2020.

Intangible assets – Intangible assets are comprised of developed technology, customer relationships and trademarks. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset. HydraFacial assesses the impairment of intangible assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Goodwill – Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the assets acquired and liabilities assumed. Goodwill is not amortized but is evaluated for impairment annually or more frequently if indicators of impairment are present or changes in circumstances suggest that impairment may exist. HydraFacial has one reporting unit and evaluates the carrying value of its goodwill annually at the end of its fiscal year or whenever events or changes in circumstances indicate that an impairment may exist.

HydraFacial first performs a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If factors indicate that the fair value of the reporting unit is less than its carrying amount, HydraFacial performs a quantitative assessment and the fair value of the reporting unit is determined under the income approach by analyzing the expected present value of future cash flows. If the carrying amount of the reporting unit is greater than its fair value, the reporting unit’s goodwill is impaired. The goodwill impairment is the equal to the difference between the carrying amount of the reporting unit and its fair value, not to exceed the carrying amount of the goodwill.

HydraFacial performed a qualitative assessment as of December 31, 2020 and 2019. Based on this assessment, HydraFacial determined that it was not more-likely-than-not that the goodwill was impaired.

Deferred Transaction Costs – HydraFacial capitalizes deferred transaction costs, which primarily consist of all incremental and directly attributable costs of the anticipated merger. The deferred transaction costs will be reclassified to additional paid-in capital upon closing. As of December 31, 2020, $2.4 million of costs were capitalized within Other assets on the Consolidated Balance Sheets.

Deferred loan costs – Deferred financing costs are amortized using a method that approximates the effective interest method over the term of the related debt facility. Deferred financing costs are netted against the related debt and the amortization of such costs is included in Interest expense, net on the Consolidated Statements of Comprehensive Loss.

Share-based compensation – HydraFacial measures share-based compensation costs at the respective grant dates, based on the fair value of the award and recognizes the expenses on a straight-line basis over the requisite service period.

HydraFacial estimates the fair value of its employee awards (the “Options”) granted under the 2016 Equity Incentive Award Plan (the “2016 Plan”) using the Black-Scholes valuation model. The Black-Scholes model requires the use of highly subjective and complex assumptions, including the Option’s expected term and the price volatility of the underlying equity interest. All Options outstanding under the 2016 Plan were cancelled without payment and concurrently replaced with new incentive units of LCP Edge Holdco LLC (“LCP Holdco”) during the year ended December 31, 2020.

HydraFacial estimates the fair value of profits interests of its parent, LCP Holdco, issued as employee awards (“Incentive Units”) granted for certain members of management pursuant to the LCP Holdco LLC Agreement using a Monte Carlo simulation model. The Monte Carlo simulation model is dependent on the estimated fair value of the equity of LCP Holdco, which is a significant estimate. The Company determined the estimated fair value of LCP Holdco’s equity, with the assistance of a third-party valuation firm, as of the grant date of the Incentive Units using a combination of discounted cash flows, a public company guideline approach, and based on comparable observable acquisitions.

The Incentive Units represent profits interests in LCP Holdco, which is an interest in the increase in the value of the entity over the Participation Threshold, as defined in the LCP Holdco LLC Agreement and as determined at the time of grant. The holder, therefore, has the right to participate in distributions of profits only in excess of the Participation Threshold. The Participation Threshold, subject to adjustment, is based on the liquidation valuation at fair value of LCP Holdco’s common unit on or around the grant date.

Compensation expense for employee stock-based awards whose vesting is subject to the fulfillment of both a market condition and the occurrence of a performance condition is recognized at the time the achievement of the performance condition becomes probable. In addition, HydraFacial recognizes the impact of forfeitures as incurred. HydraFacial’s share-based compensation expenses have historically not been material.

Income taxes – HydraFacial accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (DTA)s and deferred tax liabilities (DTL)s for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.

HydraFacial recognizes DTAs to the extent that it believes these assets are more likely than not to be realized. In making such a determination, HydraFacial considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized based on currently available evidence. If HydraFacial determines that it would be able to realize our DTAs in the future in excess of the net recorded amount, it would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.

HydraFacial would record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determined whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, HydraFacial recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. If any, HydraFacial recognizes interest and penalties related to unrecognized tax benefits in income tax expense. As of December 31, 2020, HydraFacial had approximately $0.3 million of unrecognized tax benefits. As of December 31, 2019, HydraFacial did not have any material uncertain tax positions.

Revenue recognition – Effective January 1, 2019, HydraFacial adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which is the new comprehensive revenue recognition standard that supersedes all existing revenue recognition requirements under Accounting Standards Codification (“ASC”) 605, Revenue Recognition (“ASC 605”), as well as under all subsequently issued amendments to the new revenue recognition standard (“ASC 606”). HydraFacial elected to adopt the new revenue recognition standard using the full retrospective method as of January 1, 2019. The adoption of the new standard did not have a significant effect on earnings or on the timing of HydraFacial’s transactions and, therefore, the effect of applying the new guidance was not material. As such, there were no adjustments to the prior periods

In accordance with ASU 2014-09, HydraFacial determines the amount of revenue to be recognized through application of the following steps:

•	Identify the customer contract;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue as the performance obligations are satisfied.

Identify the Customer Contract

HydraFacial distributes products to customers both through national and international retailers as well as direct-to-consumers through its e-commerce and store channels. HydraFacial sells to direct customers, including non-corporate customers (such as spas and dermatologist offices), corporate customers, and international distributors. For non-corporate customers, a contract exists when the customer initiates an order by submitting a purchase request. Such requests are accepted by HydraFacial upon issuance of a corresponding invoice. For corporate customers, a contract exists when the customer submits a purchase order and is accepted upon issuance of a subsequent invoice. For distributors, a customer submits an order request which is processed in the system by a sales representative. This is also considered accepted upon the subsequent issuance of an invoice by HydraFacial. For all customers, each invoice is considered a separate contract for accounting purposes.

Revenue is recognized at a point in time when control of the products are transferred to the customer. Typical payment terms provide that HydraFacial’s customers pay within 30 to 120 days of the invoice.

Identify the Performance Obligations in the Contract and Recognize Revenue

HydraFacial has determined that each of its products is distinct and represents a separate performance obligation, which is aligned with HydraFacial’s policy prior to adoption of ASC 606 that each product has standalone value. The customer can benefit from each product on its own or together with other resources that are readily available to the customer. The products are separately identifiable from other promises in the contract. Control over HydraFacial’s products transfers to the customer upon shipment of the products from HydraFacial’s warehouse facility. Therefore, revenue associated with product purchases is recognized at a point in time upon shipment to the intended customer. This is consistent with HydraFacial’s revenue recognition policy prior to adoption of ASC 606.

Determine and Allocate the Transaction Price to the Performance Obligations in the Contract

The transaction price of a contract consists of fixed and variable consideration components pursuant to the applicable contractual terms and excludes sales tax. HydraFacial has entered into contracts that have variable consideration in the form of rebates offered to select customers. The amount of variable consideration for rebates is estimated at the time of sale based on the most likely amount and was not material. HydraFacial also records other discounts, returns, and warranties net of revenue, which are not historically material.

HydraFacial’s contracts with customers may include multiple performance obligations. For such arrangements, HydraFacial allocates the transaction price to each performance obligation based on its relative standalone selling price. Standalone selling price is the price at which HydraFacial would sell a promised product separately to a customer. Judgment is required to determine the standalone selling price for each distinct performance obligation.

Costs to Obtain and Fulfill a Contract with a Customer

HydraFacial elected the practical expedient to recognize the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that HydraFacial otherwise would have recognized is one year or less. The incremental costs to obtain contracts was not material.

Practical expedients

HydraFacial elected to account for shipping and handling activities performed before transfer of control of products as a fulfillment activity instead of a performance obligation. Shipping and handling activities that occur after the customer has obtained control do not constitute a separate and distinct performance obligation.

HydraFacial elected to exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the entity from a customer.

As noted above, HydraFacial elected to recognize the incremental costs of obtaining contracts, such as sales commissions, as an expense when incurred. These costs are included in operating expenses.

Shipping and handling costs – Shipping and handling charges billed to the customers are included in net sales and the associated costs are reported as cost of sales in the Consolidated Statements of Comprehensive Loss. The costs associated with shipping goods to customers recorded in cost of sales were $1.8 million, $3.4 million and $3.0 million for each of the three years in the period ended December 31, 2020, respectively.

Advertising costs – Advertising costs are expensed in the period in which they are incurred. Total advertising costs, included in Selling and marketing expenses on the Consolidated Statements of Comprehensive Loss, were $3.3 million, $4.7 million and $2.9 million for each of the three years in the period ended December 31, 2020, respectively.

Research and development – Research and development costs are expensed as incurred. Substantially all research and development expenses are related to new product development and design improvements or increased functionality in current products.

Foreign currency translation – HydraFacial’s foreign operations are subject to exchange rate fluctuations and foreign currency transaction gains and losses. The functional currency for HydraFacial’s foreign subsidiaries is the local currency. When remeasuring from a functional currency to the reporting currency, assets and liabilities are remeasured into U.S. dollars at exchange rates in effect at the balance sheet date, and equity is translated using historical rates. The impact of changes in exchange rates on the translation of the Consolidated Balance Sheets is reflected in accumulated other comprehensive income. Sales and expenses are remeasured using weighted-average exchange rates for each period. Gains and losses resulting from foreign currency transactions are recognized in other income (expense), net in the Consolidated Statements of Comprehensive Loss.

Comprehensive loss – Comprehensive loss consists of net loss and foreign currency translation adjustments and is presented in the Consolidated Statements of Comprehensive Loss.

Concentrations of credit risk – Financial instruments that potentially subject HydraFacial to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. HydraFacial primarily maintains its operating cash balance with a major financial institution. At times, cash balances may be in excess of Federal Deposit Insurance Corporation insurance limits. HydraFacial has not experienced any losses in these accounts and does not believe it is exposed to any significant credit risk in this area. Accounts receivable are unsecured and HydraFacial is at risk to the extent such amounts become uncollectible. Concentration of credit risk with respect to accounts receivable is generally mitigated by HydraFacial performing ongoing credit evaluations of its customers.

For each of the three years in the period ended December 31, 2020, there were no customers representing greater than 10% of HydraFacial’s total sales. As of December 31, 2020, there was one customer representing greater than 10% of HydraFacial’s receivables. As of December 2019, there were no customers representing greater than 10% of HydraFacial’s receivables.

Fair value of assets and liabilities – FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2020 and 2019, HydraFacial’s financial instruments include cash and cash equivalents, accounts receivable, note receivable, accounts payable, accrued expenses, and long-term debt. The carrying values of cash, accounts receivable and payable, and accrued expenses are representative of their fair values due to their short-term maturities. The carrying amount of HydraFacial’s outstanding debt approximates the fair value as the debt bears a floating rate that approximates the market interest rate. The estimated fair value of HydraFacial’s debt at December 31, 2020 and 2019, approximated its carrying value.

Preferred stock – HydraFacial has issued Class A Preferred Stock. Holders are entitled to receive cumulative dividends, receive liquidation preference, and have no voting rights.

Net Loss Attributable to Common Shareholders – Basic net loss per share is computed using net loss available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted net income loss per share reflects the dilutive effects of stock options outstanding during the period, to the extent such securities would not be anti-dilutive, and is determined using the treasury stock method.

Recently issued accounting pronouncements

If HydraFacial or its prospective parent company becomes public or is public, HydraFacial expects such public company to be an “emerging growth company.” The Jumpstart Our Business Startups Act, or the JOBS Act, allows HydraFacial to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. HydraFacial has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, HydraFacial’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

2020 Adoption

Fair Value Measurement. In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). This ASU modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. ASU 2018-13 is effective for all entities beginning on January 1, 2020. Certain disclosures in ASU 2018-13 are required to be applied on a retrospective basis and others on a prospective basis. The adoption of this guidance did not have a material impact on the consolidated financial statements.

Internal-use Software. In August 2018, the FASB issued ASU No. 2018-15, Intangible – Goodwill and Others – Internal-use Software (Subtopic 350) – Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for public entities for fiscal years beginning after December 15, 2020, including interim periods within that fiscal year, and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. HydraFacial adopted this guidance prospectively as of January 1, 2020, which did not have an impact on the consolidated financial statements.

Credit Losses. In May 2019, the FASB issued ASU No. 2019-05, Financial Instruments – Credit Losses (Topic 326) (“ASU 2019-05”). ASU 2019-05 provides relief to certain entities adopting ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The amendments accomplish those objectives by providing entities with an option to irrevocably elect the fair value option in Subtopic 825-10, applied on an instrument-by-instrument basis for eligible instruments, that are within the scope of Subtopic 326-20, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. ASU 2019-05 has the same transition as ASU 2016-13 and is effective for periods beginning after December 15, 2019, with adoption permitted after this update. HydraFacial adopted ASU 2019-05 along with ASU 2016-13, for which early adoption is permitted, as of January 1, 2020, which did not have an impact on HydraFacial’s consolidated financial statements.

Credit losses for trade receivables is determined based on historical information, current information and reasonable and supportable forecasts. HydraFacial has concluded that the adoption of the standard was not material as the composition of the trade receivables at the reporting date is consistent with that used in developing the historical credit-loss percentages. Further, the risk characteristics of HydraFacial’s customer and composition of the portfolio have not changed significantly over time.

LIBOR. In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In response to concerns about structural risks related to interbank exchange rates, the FASB took the initiative to identify alternative reference rates, such as the Secured Overnight Financing Rate (SOFR), that are more observable or transaction based and that are less susceptible to manipulation. The amendments in this Update apply to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. This guidance is effective for all entities as of March 12, 2020 through December 31, 2022. HydraFacial adopted this guidance as of March 12, 2020, which did not have a material impact on HydraFacial’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

Leases. In February 2016, FASB issued ASU 2016–02, Leases (Topic 842): Lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. For non-public entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. In October 2019, the FASB issued ASU 2019-10, Lease (Topic 842): Effective Dates, which defers the effective date of ASU 2016-02 for companies that are not public business entities. For calendar-year end companies that are eligible for the deferral, the effective date is January 1, 2022. Early adoption is permitted, however, Management will elect to defer adoption until January 1, 2022, as available as an emerging growth company. Management is evaluating the impact of the amended lease guidance on HydraFacial’s consolidated financial statements.

Income Taxes. In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). The amendments in this ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The update is effective for all entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted and is effective for HydraFacial beginning on January 1, 2021. HydraFacial is evaluating the impact of ASU 2019-12 on its consolidated financial statements.